Shareholder Fees {- Fidelity® GNMA Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity GNMA Fund PRO-08 | Fidelity® GNMA Fund
Shareholder Fees:
(fees paid directly from your investment)	none